Other Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Other Accounts Receivable
Other Accounts Receivable:
Other accounts receivable consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Value added tax/consumption tax	$21,956	$22,398
Other	23,138	21,446
Total	$45,094	$43,844